Derivative instruments (Narrative) (Detail) - USD ($) $ in Trillions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Maturity Profile Of Derivatives Notionals [Line Items]
Increase / (decrease) in notional amounts	$ 4.9
Interest rate contracts | Over-the-counter | Within 1 year
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	44.00%	55.00%
Interest rate contracts | Over-the-counter | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	34.00%	27.00%
Interest rate contracts | Over-the-counter | Due after 5 years
Maturity Profile Of Derivatives Notionals [Line Items]
Maturity profile of derivatives based on notional amount	22.00%	18.00%